COMMITMENTS AND CONTINGENCIES (Details 2)	Sep. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019 - remaining	$ 623,978
2020	1,994,924
2021	1,331,810
2022	832,664
2023	316,946
Thereafter	193,175
Total lease payments	5,293,497
Less imputed interest	(1,009,610)
Present value of minimum lease payments	$ 4,283,887